PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Argentina 4.0%
MercadoLibre, Inc.*	219,650	$344,564,955
Canada 4.5%
Shopify, Inc. (Class A Stock)*	261,423	392,116,200
China 2.1%
Wuxi Biologics Cayman, Inc., 144A*	12,120,036	185,394,624
France 15.6%
Hermes International	166,608	254,686,347
Kering SA	256,426	229,928,712
L’Oreal SA	462,906	211,927,044
LVMH Moet Hennessy Louis Vuitton SE	516,571	412,546,238
Pernod Ricard SA	583,169	128,725,117
Remy Cointreau SA*	570,987	125,559,940
		1,363,373,398
Germany 2.0%
BioNTech SE, ADR*	530,547	174,205,107
Hong Kong 1.2%
Techtronic Industries Co. Ltd.	5,740,780	102,917,377
Italy 2.5%
Ferrari NV	989,089	216,420,345
Netherlands 7.6%
Adyen NV, 144A*	139,514	379,605,579
ASML Holding NV	371,798	284,369,604
		663,975,183
Switzerland 4.5%
Cie Financiere Richemont SA (Class A Stock)	1,071,429	137,343,234
Givaudan SA	32,426	162,046,692
Straumann Holding AG	48,709	90,439,430
		389,829,356
Taiwan 3.6%
Sea Ltd., ADR*	1,140,016	314,826,819

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States 50.0%
Airbnb, Inc. (Class A Stock)*			1,666,232	$239,954,070
Align Technology, Inc.*			92,830	64,591,114
Alphabet, Inc. (Class A Stock)*			115,500	311,218,215
Amazon.com, Inc.*			104,358	347,260,637
Apple, Inc.			2,972,125	433,514,153
Atlassian Corp. PLC (Class A Stock)*			777,856	252,896,543
Crowdstrike Holdings, Inc. (Class A Stock)*			627,128	159,045,932
DocuSign, Inc.*			685,816	204,400,601
Dynatrace, Inc.*			3,457,279	220,816,410
Home Depot, Inc. (The)			198,049	64,997,701
HubSpot, Inc.*			279,306	166,471,962
Match Group, Inc.*			1,629,060	259,460,386
Netflix, Inc.*			149,837	77,551,136
NIKE, Inc. (Class B Stock)			462,026	77,393,975
NVIDIA Corp.			1,717,248	334,846,188
Snap, Inc. (Class A Stock)*			3,884,485	289,083,374
Square, Inc. (Class A Stock)*			888,731	219,747,627
Tesla, Inc.*			598,087	411,005,386
Twilio, Inc. (Class A Stock)*			173,846	64,947,127
Zoom Video Communications, Inc. (Class A Stock)*			407,466	154,062,895
				4,353,265,432
Uruguay 0.4%
Dlocal Ltd.*(a)			854,518	38,572,942

Total Long-Term Investments (cost $5,345,533,524)				8,539,461,738
Short-Term Investments 2.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	177,397,352	177,397,352
PGIM Institutional Money Market Fund (cost $559,596; includes $559,200 of cash collateral for securities on loan)(b)(wa)	559,932	559,596

Total Short-Term Investments (cost $177,956,948)				177,956,948

TOTAL INVESTMENTS 100.1% (cost $5,523,490,472)				8,717,418,686
Liabilities in excess of other assets (0.1)%				(4,699,816)

Net Assets 100.0%				$8,712,718,870

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $541,680; cash collateral of $559,200 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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